Intangible assets, net - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 33,644	$ 15,093
Acquisitions	[1]		368
Acquisitions of subsidiary (note 3)			21,200
Others	[2]	(1,141)
Amortization		(2,076)	(2,006)
Exchange rate effect		783	(1,011)
Ending balance		31,210	33,644
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		38,062	38,265
Ending balance			38,062
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(6,852)	(4,621)
Ending balance			(6,852)
Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		31,210	33,644
Ending balance			31,210
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,784	1,154
Acquisitions			0
Acquisitions of subsidiary (note 3)			1,519
Others		0
Amortization		(438)	(463)
Exchange rate effect		92	(426)
Ending balance		1,438	1,784
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		4,291	4,091
Ending balance			4,291
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(2,853)	(2,307)
Ending balance			(2,853)
Software [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,438	1,784
Ending balance			1,438
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		195	0
Acquisitions			0
Acquisitions of subsidiary (note 3)			220
Others		0
Amortization		(22)	(12)
Exchange rate effect		11	(13)
Ending balance		184	195
Trademark [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		218	207
Ending balance			218
Trademark [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(34)	(12)
Ending balance			(34)
Trademark [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		184	195
Ending balance			184
Intellectual property [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,947	2,475
Acquisitions			0
Acquisitions of subsidiary (note 3)			0
Others		0
Amortization		(346)	(394)
Exchange rate effect		104	(134)
Ending balance		1,705	1,947
Intellectual property [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,675	2,540
Ending balance			2,675
Intellectual property [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(970)	(593)
Ending balance			(970)
Intellectual property [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,705	1,947
Ending balance			1,705
Customer relationship [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		7,664	1,579
Acquisitions			0
Acquisitions of subsidiary (note 3)			6,781
Others		0
Amortization		(1,177)	(1,100)
Exchange rate effect		42	404
Ending balance		6,529	7,664
Customer relationship [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,394	9,336
Ending balance			9,394
Customer relationship [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(2,865)	(1,672)
Ending balance			(2,865)
Customer relationship [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		6,529	7,664
Ending balance			6,529
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		21,598	9,885
Acquisitions			0
Acquisitions of subsidiary (note 3)			12,535
Others	[2]	(1,141)
Amortization		0	0
Exchange rate effect		508	(822)
Ending balance		20,965	21,598
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		20,965	21,598
Ending balance			20,965
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		0	0
Ending balance			0
Goodwill [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		20,965	21,598
Ending balance			20,965
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		456	0
Acquisitions	[1]		368
Acquisitions of subsidiary (note 3)			145
Others		0
Amortization		(93)	(37)
Exchange rate effect		26	(20)
Ending balance		389	456
Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		519	493
Ending balance			519
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(130)	(37)
Ending balance			(130)
Others [member] | Net Book Value [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 389	456
Ending balance			$ 389

[1]	On August 04, 2021, the Group signed a share purchase agreement to acquire Guava Desenvolvimento De Software LTDA. - ME (“Guava”), which was merged into VTEX BRA on December 15, 2021. The agreement has the primary purpose of obtaining access to Guava’s key employees for the VTEX design and software teams. The value attributed to the assembled workforce intangible asset should include the value of that workforce’s skills.
[2]	Includes a fixed installment adjustment of US$244 related to the Ciashop acquisition and an earn-out adjustment of US$897 related to the realization of WorkArea’s future projects and the migration of customers to the VTEX platform during the measurement period, which was reflected in the accounts payable from acquisition of subsidiaries in the same amount.